Capital Stock (Details Narrative) - USD ($)				12 Months Ended
	Dec. 08, 2023	Aug. 04, 2023	Oct. 20, 2022	Dec. 31, 2025	Dec. 31, 2024	Jan. 24, 2025	Jan. 23, 2025	Oct. 19, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized			4,500,000,000		100,000,000	100,000,000	4,500,000,000	600,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized					10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share					$ 0.001	$ 0.001
Stockholders' Equity, Reverse Stock Split	one-for-300	On August 4, 2023, the Company filed an Amendment to the Certificate of Incorporation (the “Amendment”) in order to effect a reverse stock split in the ratio of 1-for-300 (the “Reverse Split”). The Company and its shareholders holding a majority of the issued and outstanding shares of stock of the Company entitled to vote previously approved a reverse stock split for not less than 1-for-10 and not more than 1-for-1,000, at any time prior to October 20, 2023, with the Company’s Board having the discretion to determine whether or not the Reverse Split is to be effected, and if effected, the exact ratio for the Reverse Split within the above range.
[custom:CommonStockVotePercentage]			63.86%
Preferred Stock, Shares Outstanding					0
Common Stock, Shares, Outstanding				3,142,371	2,586,982
Stock Issued During Period, Value, Issued for Services				$ 605,690	$ 53,285
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, Issued for Services				87,858	35,444
Stock Issued During Period, Value, Issued for Services				$ 88	$ 35
Stock Issued During Period, Shares, Conversion of Convertible Securities				467,531	276,171
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized			4,500,000,000
Stockholders' Equity, Reverse Stock Split			1-for-1,000
Share Repurchase Program, Remaining Authorized, Number of Shares			2,000,000,000
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stockholders' Equity, Reverse Stock Split			1-for-10
Share Repurchase Program, Remaining Authorized, Number of Shares			10,000,000